INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,456	$ 12,938
Redemption amount	$ 47	$ 51	$ 64	$ 64
Subsidiaries with material non-controlling interests | Forest City Realty Trust, Inc.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	85.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,437	$ 0
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,773	$ 0
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,757	$ 2,982
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”) | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”) | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	71.00%	71.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 957	$ 918
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 863	$ 869
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 766	$ 706
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 603	$ 652
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	50.00%	50.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 552	$ 670
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	74.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 700	$ 593
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	75.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 687	$ 501
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	70.00%	70.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 507	$ 487
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	67.00%	67.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 612	$ 424
Subsidiaries with material non-controlling interests | Other
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,242	$ 4,136
Subsidiaries with material non-controlling interests | Other | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	18.00%	18.00%
Subsidiaries with material non-controlling interests | Other | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	92.00%	76.00%